Inventories	12 Months Ended
Dec. 31, 2024
Inventories
Inventories

13.Inventories

	31 December	31 December	31 December
US$ thousand	2024	2023	2022
Current
Supplies and consumables	11,601	15,570	—
Work in progress	1,890	482	—
Finished goods	14,488	5,476	—
Total current	27,979	21,528	—

Non-current
Supplies and consumables	222	300	—
Total non-current	222	300	—
Total inventories	28,201	21,828	—

During the year ended on 31 December 2024, inventories amounting to $19,855 thousand (2023: $28,764 thousand; 2022: $nil) were recognized in ‘cost of production’ upon utilization or sale.

At 31 December 2024, all inventory is measured at cost and no inventory write-downs (31 December 2023: $1,393 thousand; 2022: $nil) were recognized.

Inventories that are not expected to be utilized or sold within 12 months are classified as non-current inventory and held in Australia.